General and Administration Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
General And Administrative Expense [Abstract]
Salaries and benefits	$ 19,761	$ 12,497
Share-based compensation	6,082	6,751
Professional fees	15,696	12,814
Office and other expenses	9,809	7,638
Depreciation	1,242	692
Total general and administration	$ 52,590	$ 40,392